Condensed consolidated statements of financial position - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	€ 141,846	€ 108,099
Right of use assets	210,714	243,250
Current assets
Deferred tax assets	99,852	172,052
Receivables	331,928	700,079
Other current assets	4,575,567	1,513,452
Cash and cash equivalents	201,383,087	209,353,132
Total assets	206,742,994	212,090,064
Equity
Share capital	4,051,916	3,978,226
Share premium	288,100,008	278,742,900
Other reserves	14,713,625	9,774,416
Currency translation reserve	(54,483)	25,928
Accumulated loss	(116,237,411)	(87,568,401)
Total equity	190,573,655	204,953,069
Long term liabilities
Non-current lease liability	102,093	150,752
Current liabilities
Trade and other payables	4,168,955	2,490,572
Accrued liabilities	8,981,038	4,270,082
Current lease liability	110,772	99,432
Current tax liability	2,806,481	126,157
Total liabilities	16,169,339	7,136,995
Total equity and liabilities	€ 206,742,994	€ 212,090,064